Reserves - Disclosure of Share Purchase Options Reserve (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Share Purchase Options Reserve [line items]
Beginning balance		$ 28,799
Share purchase options exercised	[1]	(878)	$ (1,330)
Ending balance		31,002	28,799
Share Purchase Options Reserve [member]
Disclosure Of Share Purchase Options Reserve [line items]
Beginning balance		28,799	26,063
Recognition of fair value of share purchase options issued		2,401	3,037
Share purchase options exercised		(198)	(301)
Ending balance		$ 31,002	$ 28,799

[1]	Definitions as follows: "OCI" = Other Comprehensive Income (Loss); "SBC" = Equity Settled Stock Based Compensation; "Options" = Share Purchase Options; "RSUs" = Restricted Share Units; "LTI's" = Long-Term Investments; "Warrants" = Share Purchase Warrants.